COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended
	Oct. 24, 2025	Jul. 08, 2025	Jul. 08, 2024	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sponsors fee		$ 10,000	$ 10,000	$ 30,000	$ 60,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Description of stock transaction					(i) 1,725,000 insider shares, (ii) 203,100 private shares, (iii) 203,100 ordinary shares underlying the private warrants included in the private units,	(i) 1,500,000 insider shares (or 1,725,000 insider shares if the overallotment is exercised in full), (ii) 194,100 private shares (or 203,100 private shares if the overallotment is exercised in full), (iii) 194,100 ordinary shares (or 203,100 ordinary shares if the overallotment is exercised in full) underlying the private warrants included in the private units
Sale of units in initial public offering					900,000	900,000
Cash underwriting discount					$ 1,380,000	$ 1,380,000
Deferred underwriting discount percentage				5.00%	5.00%	5.00%
Deferred underwriting discount					$ 690,000	$ 690,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	6,000,000
Cash underwriting discount percentage				2.00%	2.00%	2.00%
Cash underwriting reimbursed percentage				1.00%	1.00%	1.00%
Deferred underwriting discount percentage				1.00%	1.00%	1.00%